SCHEDULE OF QUANTITATIVE INFORMATION REGARDING LEVEL 3 FAIR VALUE MEASUREMENTS INPUTS (Details) - Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2024	Dec. 13, 2024
Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield		9.50
Measurement Input, Share Price [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	3.00	9.50
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield		0.2650
Measurement Input, Price Volatility [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	34.00	34.00
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield		0.0425
Measurement Input, Risk Free Interest Rate [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	0.0438	0.0425
Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield		0.0000
Measurement Input, Expected Dividend Rate [Member] | Series C Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	0.0000	0.0000
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Exercise Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	11.50	11.50
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Share Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	3.00	9.50
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input Public Warrant Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	0.085	0.075
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	0.3350
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	0.0438	0.0425
Earnou Shares and Sponsor Earnout Shares [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dividend yield	0.0000	0.0000